FAIR VALUE MEASUREMENTS (Details) - USD ($)	May 31, 2023	Nov. 30, 2022
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and Cash Equivalents [Line Items]
Investments held in Trust Account	$ 121,457,876	$ 118,785,342